REVENUE RECOGNITION (Details - Contract liabilities) - USD ($)	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Contract liabilities, beginning of period	$ 450,084	$ 417,059
Unearned revenue received from customers	205,389	44,132
Revenue recognized	(318,901)	(254,526)
Contract liabilities, end of period	$ 336,572	$ 206,665